Cover	Jun. 16, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2023
Entity File Number	001-41198
Entity Registrant Name	Cartica Acquisition Corp
Entity Central Index Key	0001848437
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1345 Avenue of the Americas, 11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	+202
Local Phone Number	741-3677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	CITEU
Security Exchange Name	NASDAQ
Class A Ordinary Share, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	CITE
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	CITEW
Security Exchange Name	NASDAQ